Expected credit loss measurement - Credit loss expense / (release) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 152	$ 124	$ 84	$ 275	$ 136
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	8	(2)	6	7
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	114	58	110	172	120
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0	0	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	41	49	(1)	90	31
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	10	(23)	9	(23)
Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)	0	$ (1)	$ 1
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	38	(21)	(29)
Stages 1 and 2 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(3)	(7)	(14)
Stages 1 and 2 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	22	(8)	(15)
Stages 1 and 2 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stages 1 and 2 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	19	(5)	1
Stages 1 and 2 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	(1)
Stages 1 and 2 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)	0
Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	114	145	113
Stage 3 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	15	12
Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	92	66	125
Stage 3 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stage 3 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	22	54	(2)
Stage 3 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	10	(22)
Stage 3 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0	$ 0	$ 0